SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 04, 2021	Mar. 29, 2020	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 9,800	$ 9,500	$ 9,200	$ 28,800	$ 45,700	$ 40,900
Refunds related to income related taxes	200	200	100	200	100	0
Payments made for income-related taxes	0	$ 0	500	500	1,700	700
Dividends paid	$ 4,261		$ 2,968	$ 0	$ 0	$ 0